Property and Equipment, Net	12 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
8.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net, is comprised of the following:

	As of June 30,
	2020	2021	2021
	RMB	RMB	US$

Furniture, office equipment, fixtures	2,966	3,946	611
Leasehold improvements	5,481	11,535	1,787
Motor vehicles	919	1,650	256
	9,366	17,131	2,654
Less: Accumulated depreciation	(4,590)	(7,113)	(1,102)
Property and equipment, net	4,776	10,018	1,552

Depreciation expense for the years ended June 30, 2019, 2020 and 2021 was RMB1,122, RMB1,998 and RMB3,165, respectively. As we disposed Zhonghui and terminated several office space leases, RMB667 of property and equipment and RMB642 of accumulated depreciation has been eliminated from ending balance as of June 30, 2021.

No impairment for property and equipment was recorded for the years ended June 30, 2019, 2020 and 2021.